Property, plant and equipment - Summary of right-of-use assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	$ 1,134	$ 875
Additions for the year	542	105
Depreciation for the year (included within operating costs)	(332)	(322)
Impairment charges of consolidated balances	(269)	(904)	$ (3,487)
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	549	475
Additions for the year	135	30
Depreciation for the year (included within operating costs)	(81)	(93)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value	585	400
Additions for the year	407	75
Depreciation for the year (included within operating costs)	(251)	(229)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charges of consolidated balances	0	(37)
Right-of-use assets | Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charges of consolidated balances	0	(6)
Right-of-use assets | Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charges of consolidated balances	$ 0	$ (31)